OTHER COMPREHENSIVE (LOSS) / INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (AOCI)	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
OTHER COMPREHENSIVE INCOME / (LOSS) AND ACCUMULATED OTHER COMPREHENSIVE LOSS (AOCI)	OTHER COMPREHENSIVE (LOSS)/ INCOME AND ACCUMULATED OTHER COMPREHENSIVE LOSS (AOCI)
Components of other comprehensive (loss)/ income, including the portion attributable to non-controlling interests and related tax effects, were as follows:

year ended December 31, 2020	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation losses on net investment in foreign operations	(647)	38	(609)
Change in fair value of net investment hedges	48	(12)	36
Change in fair value of cash flow hedges	(771)	188	(583)
Reclassification to net income of gains and losses on cash flow hedges	649	(160)	489
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	15	(3)	12
Reclassification to net income of actuarial gains and losses on pension and other post-retirement benefit plans	23	(6)	17
Other comprehensive loss on equity investments	(373)	93	(280)
Other Comprehensive Loss	(1,056)	138	(918)

year ended December 31, 2019	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation losses on net investment in foreign operations	(914)	(30)	(944)
Reclassification to net income of foreign currency translation gains on disposal of foreign operations	(13)	—	(13)
Change in fair value of net investment hedges	46	(11)	35
Change in fair value of cash flow hedges	(78)	16	(62)
Reclassification to net income of gains and losses on cash flow hedges	19	(5)	14
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(15)	5	(10)
Reclassification to net income of actuarial gains and losses on pension and other post-retirement benefit plans	14	(4)	10
Other comprehensive loss on equity investments	(114)	32	(82)
Other Comprehensive Loss	(1,055)	3	(1,052)

year ended December 31, 2018	Before Tax Amount	Income Tax Recovery/(Expense)	Net of Tax Amount
(millions of Canadian $)

Foreign currency translation gains on net investment in foreign operations	1,323	35	1,358
Change in fair value of net investment hedges	(57)	15	(42)
Change in fair value of cash flow hedges	(14)	4	(10)
Reclassification to net income of gains and losses on cash flow hedges	27	(6)	21
Unrealized actuarial gains and losses on pension and other post-retirement benefit plans	(153)	39	(114)
Reclassification to net income of actuarial gains and losses on pension and other post-retirement benefit plans	20	(5)	15
Other comprehensive income on equity investments	113	(27)	86
Other Comprehensive Income	1,259	55	1,314
The changes in AOCI by component were as follows:

	Currency Translation Adjustments	Cash Flow Hedges	Pension and Other Post-Retirement Benefit Plan Adjustments	Equity Investments	Total[1]

AOCI balance at January 1, 2018	(1,043)	(31)	(203)	(454)	(1,731)
Other comprehensive income /(loss) before reclassifications[2]	1,150	(9)	(114)	72	1,099
Amounts reclassified from AOCI	—	16	15	12	43
Net current period other comprehensive income /(loss)	1,150	7	(99)	84	1,142
Reclassification of AOCI to retained earnings resulting from U.S. Tax Reform	—	1	(12)	(6)	(17)
AOCI balance at December 31, 2018	107	(23)	(314)	(376)	(606)
Other comprehensive loss before reclassifications[2]	(824)	(49)	(10)	(86)	(969)
Amounts reclassified from AOCI	(13)	14	10	5	16
Net current period other comprehensive loss	(837)	(35)	—	(81)	(953)
AOCI balance at December 31, 2019	(730)	(58)	(314)	(457)	(1,559)
Other comprehensive (loss)/ income before reclassifications[2]	(543)	(567)	12	(292)	(1,390)
Amounts reclassified from AOCI[3]	—	482	17	11	510
Net current period other comprehensive (loss)/ income	(543)	(85)	29	(281)	(880)
AOCI balance at December 31, 2020	(1,273)	(143)	(285)	(738)	(2,439)
1All amounts are net of tax. Amounts in parentheses indicate losses recorded to OCI.
2In 2020, other comprehensive (loss)/ income before reclassifications on currency translation adjustments, cash flow hedges and equity investments are net of non-controlling interest losses of $30 million (2019 – $85 million losses; 2018 – $166 million gains), losses of $16 million (2019 – $13 million losses; 2018 – $1 million losses) and gains of $1 million (2019 – $1 million losses; 2018 – nil), respectively.
3Losses related to cash flow hedges reported in AOCI and expected to be reclassified to net income in the next 12 months are estimated to be $37 million ($28 million, net of tax) at December 31, 2020. These estimates assume constant commodity prices, interest rates and foreign exchange rates over time, however, the amounts reclassified will vary based on the actual value of these factors at the date of settlement.
Details about reclassifications out of AOCI into the Consolidated statement of income were as follows:

	Amounts Reclassified From AOCI			Affected Line Item in the Consolidated Statement of Income[1]
year ended December 31	2020	2019	2018
(millions of Canadian $)

Cash flow hedges
Commodities	(1)	(7)	(4)	Revenues (Power and Storage)
Interest rate	(28)	(12)	(18)	Interest expense
Interest rate	(613)	—	—	Net (loss)/ gain on assets sold/held for sale[2]
	(642)	(19)	(22)	Total before tax
	160	5	6	Income tax expense
	(482)	(14)	(16)	Net of tax[3]
Pension and other post-retirement benefit plan adjustments
Amortization of actuarial losses	(23)	(14)	(16)	Plant operating costs and other[4]
Settlement charge	—	—	(4)	Plant operating costs and other[4]
	(23)	(14)	(20)	Total before tax
	6	4	5	Income tax expense
	(17)	(10)	(15)	Net of tax
Equity investments
Equity income	(15)	(8)	(16)	Income from equity investments
	4	3	4	Income tax expense
	(11)	(5)	(12)	Net of tax[3]
Currency translation adjustments
Foreign currency translation gains on disposal of foreign operations	—	13	—	Net (loss)/ gain on assets sold/held for sale
	—	—	—	Income tax expense
	—	13	—	Net of tax
1Amounts in parentheses indicate expenses to the Consolidated statement of income.
2Represents a loss of $613 million ($459 million, net of tax) related to a contractually required derivative instrument used to hedge the interest rate risk associated with project-level financing of the Coastal GasLink construction. The derivative instrument was derecognized as part of the sale of a 65 per cent equity interest in Coastal GasLink LP. Refer to Note 27, Acquisitions and dispositions, for additional information.
3Amounts reclassified from AOCI on cash flow hedges and equity investments are net of non-controlling interest losses of $7 million (2019 – nil; 2018 – $5 million gains) and nil (2019 – nil; 2018 – $2 million gains), respectively.
4These AOCI components are included in the computation of net benefit cost. Refer to Note 24, Employee post-retirement benefits, for additional information.